Secured debentures - Secured Debentures (Details) - CAD ($) $ in Thousands	12 Months Ended
	Oct. 31, 2025	Oct. 31, 2024
Reconciliation Of Changes In Non-Current Portion Of Non-Current Notes And Debentures Issued [Abstract]
Opening balance	$ 7,476
Total	12,536	$ 7,476
Secured Debentures
Reconciliation Of Changes In Non-Current Portion Of Non-Current Notes And Debentures Issued [Abstract]
Opening balance	7,476	0
Issuance of additional debentures	4,427	0
Issuance of initial debentures	0	7,323
Accretion	633	153
Total	$ 12,536	$ 7,476